Stock Option Plans and Warrants to Purchase Common Stock (Tables)	12 Months Ended
Dec. 31, 2014
Stock Options [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Summary of option and warrant activity

	Options	Weighted Average Options Exercise Price
Balance at December 31, 2012	1,457,724	$3.19
Granted	791,100	1.35
Exercised	(103,439)	0.57
Forfeited	(93,874)	2.84
Balance at December 31, 2013	2,051,511	$2.63
Granted	637,495	1.79
Exercised	(36,672)	0.77
Forfeited	(164,055)	3.13
Balance at December 31, 2014	2,488,279	$2.40

Weighted-average range of exercise prices for options and warrants outstanding and exercisable

Price Range	Weighted Average Remaining Contractual Life in Years	Outstanding Options	Exercisable Options
$0.30-$2.20	7.7	1,805,755	1,193,081
$2.26-$4.10	6.9	174,774	174,778
$4.64-$9.40	3.7	507,750	507,750
Total	6.9	2,488,279	1,875,609

Warrant [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Summary of option and warrant activity

	Warrants	Weighted Average Warrant Exercise Price
Balance at December 31, 2012	2,843,338	$3.13
Granted	5,421,581	1.65
Exercised	(107,143)	1.65
Expired/Cancelled	(1,250)	15.00
Balance at December 31, 2013	8,156,526	$2.17
Granted	1,169,318	1.48
Exercised	(586,081)	1.65
Expired/Cancelled	(1,470,263)	3.49
Balance at December 31, 2014	7,269,500	$1.15

Weighted-average range of exercise prices for options and warrants outstanding and exercisable

Price Range	Weighted Average Remaining Contractual Life in Years	Outstanding Warrants	Exercisable Warrants
$.53-$2.05	3.7	6,672,548	6,672,548
$5.12-$6.06	0.5	596,952	596,952
Total	3.4	7,269,500	7,269,500

Equity Incentive Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Summary of option and warrant activity

	December 31,
	2014	2013
Shares available for grant at beginning of year	672,485	129,711
Increase in shares available for the plan	-	1,250,000
Options granted	(637,495)	(791,100)
Options forfeited or expired	149,055	83,874

Shares available for grant at end of year	184,045	672,485